Note 1 - Basis of Presentation: Recent Accounting Pronouncements (Policies)	3 Months Ended
Mar. 31, 2019
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09 (“ASC 606”), “Revenue from Contracts with Customers”. Under the guidance, companies are required to recognize revenue when the seller satisfies a performance obligation, which would be when the buyer takes control of the good or service. The Company adopted this guidance using the “modified retrospective” method effective January 1, 2018; as such, the Company applied the guidance only to the most recent period presented in the financial statements. The Company categorizes its primary sources of revenue into three categories: (1) interest related revenues, (2) insurance related revenue and (3) revenue from contracts with customers.

•        Interest related revenues are specifically excluded from the scope of ASC 606 and accounted for under ASC Topic 310, “Receivables”.

•        Insurance related revenues are subject to industry-specific guidance within the scope of ASC Topic 944, “Financial Services – Insurance” which remains unchanged.

•        Other revenues primarily relate to commissions earned by the Company on sales of auto club memberships. Auto club commissions are revenue from contracts with customers and are accounted for in accordance with the guidance set forth in ASC 606.

Other revenues, as a whole, are immaterial to total revenues. There was no change to previously reported amounts from the cumulative effect of the adoption of ASC 606. During the three months ended March 31, 2019 and 2018, the Company recognized interest related income of $49.7 million and $43.1 million, respectively, insurance related income of $11.9 million and $10.6 million, respectively, and other revenues of $1.1 million and $1.0 million, respectively.

In February 2016, the FASB issued ASU 2016-02, “Leases Topic (842): Leases.” This ASU supersedes existing guidance on accounting for leases in Leases (Topic 840). The update requires disclosures regarding key information about leasing arrangements and requires all leases for a leasee to be recognized on the balance sheet as a right-of-use asset and a corresponding lease liability. For leases with a term of 12 months or less, a practical expedient is available whereby a lessee may elect, by class of underlying asset, not to recognize a right-of-use asset or lease liability. The Company adopted the new standard during the quarter just ended using the modified retrospective transition method resulting in the recording of a right-to-use asset of $29.7 million on the balance sheet and a corresponding liability. Prior period amounts have not been adjusted and continue to be reported in accordance with the previous accounting guidance. The Company utilized the package of practical expedients allowing the Company to not reassess whether a contract is or contains a lease, lease classification and initial direct costs. As part of the adoption of the accounting standard, the Company elected to not recognize short-term leases on the condensed consolidated balance sheet. All non-lease components, such as common area maintenance, were excluded. See Note 5.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses”. This ASU amends existing guidance to replace current generally accepted accounting principles used to measure a reporting company’s credit losses. The objective of the update is to provide financial statement users with more information regarding the expected credit losses on commitments to extend credit held by a reporting company at each reporting date. Amendments in the update replace the incurred losses and impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information that supports credit loss estimates. The ASU is effective for annual and interim periods beginning after December 15, 2019. The Company is currently evaluating the impact this accounting standard is expected to have on our consolidated financial statements.

There have been no updates to other recent accounting pronouncements described in our 2018 Annual Report and no new pronouncements that Management believes would have a material impact on the Company.